UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2009

Date of reporting period: November 30, 2008

Item 1. Schedule of Investments:

Putnam International Capital Opportunities Fund
The fund's portfolio
11/30/08 (Unaudited)

COMMON STOCKS (98.9%)(a)
	Shares	Value

Australia (2.7%)
Abacus Property Group (R)	2,439,470	$440,546
APA Group	1,269,033	2,250,859
Australand Property Group (R)	9,180,450	1,754,639
Caltex Australia, Ltd.	396,225	1,925,499
Commonwealth Property Office Fund (R)	2,457,951	2,121,207
Crane Group, Ltd.	388,286	2,032,738
Flight Centre, Ltd.	438,286	2,496,817
ING Office Fund (R)	2,505,401	1,796,167
Macquarie Office Trust	3,293,904	652,623
Nufarm, Ltd.	412,541	2,475,509
Pacific Brands, Ltd.	2,986,666	1,453,224
Wotif.com Holdings, Ltd.	1,847,060	4,138,250
		23,538,078

Austria (0.6%)
Andritz AG	141,181	3,288,731
Bank Austria Creditanstalt AG (acquired 08/07/08, cost
$-) (F)(RES)(NON)	471	--
EVN AG	146,458	1,971,954
		5,260,685

Belgium (1.1%)
Bekaert SA	22,497	1,448,520
Euronav NV	257,939	3,078,943
Gimv NV	13,677	508,111
Mobistar SA	66,406	4,549,463
		9,585,037

Bermuda (1.6%)
Aspen Insurance Holdings, Ltd.	252,614	4,655,676
Axis Capital Holdings, Ltd.	149,562	3,785,414
Hiscox, Ltd.	1,185,456	5,680,350
		14,121,440

Canada (5.5%)
Atco, Ltd. Class I	83,600	2,478,288
Biovail Corp.	570,900	5,003,445
Canaccord Capital, Inc.	346,802	1,156,940
Canadian Western Bank	164,300	2,090,246
Dorel Industries, Inc. Class B	156,800	3,405,777
Ensign Energy Services, Inc.	482,900	5,694,943
Forzani Group, Ltd. (The)	461,032	3,277,126
Home Capital Group, Inc.	193,364	2,812,993
Inmet Mining Corp.	318,646	4,952,140
Leon's Furniture, Ltd.	72,500	491,922
Melcor Devlopments, Ltd.	86,242	292,582
Methanex Corp.	573,236	6,250,958
Northbridge Financial Corp.	192,200	5,005,273
Pason Systems, Inc.	417,085	3,975,447
Zargon Energy Trust	85,800	900,969
		47,789,049

Cayman Islands (0.3%)
Herbalife, Ltd.	139,700	2,483,866
		2,483,866

Denmark (1.9%)
D/S Norden	218,817	5,861,522
Dampskibsselskabet Torm A/S (S)	257,150	3,016,327
East Asiatic Co., Ltd. A/S	171,709	5,600,406
Sydbank A/S	202,740	2,272,032
		16,750,287

Finland (1.3%)
Jaakko Poyry Group OYJ	130,461	1,369,582
Konecranes OYJ	340,379	5,053,455
Rautaruukki OYJ	334,510	5,115,598
		11,538,635

France (8.9%)
Air France-KLM	360,662	4,688,002
Beneteau SA	418,216	3,835,567
Cap Gemini SA	152,108	4,902,582
Ciments Francais Class A	61,868	4,716,808
CNP Assurances	38,428	2,476,575
Dassault Systemes SA	87,346	3,390,610
Havas Advertising SA	1,075,980	1,988,160
IMS-International Metal Service	111,322	1,590,301

Legrand SA	124,174	1,971,222
Neopost SA	47,560	3,402,437
Nexans SA	53,683	3,167,957
Publicis Group SA	188,982	4,397,163
Rexel SA	349,337	2,822,293
SEB SA	95,676	2,906,807
Sperian Protection	69,969	4,738,318
Teleperformance	285,128	6,845,795
Thales SA	275,300	10,298,675
Vallourec SA	76,318	8,127,667
		76,266,939

Germany (5.1%)
Continental AG (NON)	94,174	6,756,740
Deutsche Lufthansa AG	377,747	4,990,775
ElringKlinger AG	219,329	1,975,594
Fielmann AG	79,827	4,507,928
Freenet AG (NON)	148,550	680,152
Fuchs Petrolub AG	64,739	2,762,504
Fuchs Petrolub AG (Preference)	9,668	362,114
Gildemeister AG	681,556	5,180,792
KWS Saat AG	39,335	5,103,255
Norddeutsche Affinerie AG	113,912	3,946,409
Symrise AG	246,169	2,917,881
Wacker Chemie AG	29,913	3,041,047
Wincor Nixdorf AG	55,606	2,058,692
		44,283,883

Greece (0.6%)
Public Power Corp. SA	146,194	2,144,952
Titan Cement Co. SA	165,904	2,825,972
		4,970,924

Guernsey (0.5%)
Amdocs, Ltd. (NON)	228,275	4,289,287
		4,289,287

Hong Kong (3.0%)
ASM Pacific Technology	552,300	1,527,044
Chaoda Modern Agriculture	7,413,175	4,302,950
CNPC Hong Kong, Ltd.	5,600,000	1,762,183
Dah Sing Financial Group	833,600	1,634,464
Guangdong Investment, Ltd.	11,660,000	3,857,805
Industrial & Commercial Bank of China	703,000	660,547
KHD Humboldt Wedag International, Ltd. (NON)	101,425	1,073,077
Orient Overseas International, Ltd.	1,514,960	2,388,044
Television Broadcasts, Ltd.	504,000	1,712,625
VTech Holdings, Ltd.	1,063,000	3,183,554
Wheelock and Co., Ltd.	830,000	1,583,238
Wing Hang Bank, Ltd.	483,000	2,253,462
		25,938,993

Hungary (0.3%)
OTP Bank Rt (NON)	171,387	2,533,919
		2,533,919

India (0.9%)
Canara Bank	210,386	714,934
Satyam Computer Services., Ltd.	899,035	4,405,225
Sesa GOA, Ltd.	1,791,842	2,698,061
		7,818,220

Ireland (2.2%)
DCC PLC	307,997	4,122,984
Dragon Oil PLC (NON)	1,838,402	4,227,642
FBD Holdings PLC	59,067	502,557
Kingspan Group PLC	1,229,813	4,997,591
Paddy Power PLC	301,167	5,298,804
		19,149,578

Italy (2.6%)
ACEA SpA	112,691	1,447,769
Credito Emiliano SpA	419,546	2,170,859
Danieli & Co. SpA	288,621	2,212,161
Fondiaria-Sai SpA	3,922	41,447
Merloni Electtrodomestici SpA	625,394	3,364,342
Milano Assicurazioni SpA	1,466,232	4,600,533
Recordati SpA	794,774	4,168,231
Sai-Soc Assicuratrice Industriale SpA (SAI)	267,989	4,779,110
		22,784,452

Japan (23.4%)
ADEKA Corp.	504,100	3,100,844
Aeon Fantasy Co., Ltd.	94,500	582,820
Aica Kogyo Co., Ltd.	85,800	825,031
ASKUL Corp. (S)	139,100	2,258,422
Axell Corp.	431	1,579,640

BML, Inc.	91,700	1,876,118
Brother Industries, Ltd.	656,700	4,455,723
Canon Electronics, Inc.	91,600	1,259,158
Capcom Co., Ltd.	286,600	5,823,247
Century Leasing System, Inc.	123,400	1,100,496
Chiyoda Integre Co., Ltd.	305,500	4,061,485
Daifuku Co., Ltd.	1,229,000	6,829,420
FCC Co., Ltd.	361,500	3,409,114
Fuyo General Lease Co., Ltd.	166,410	2,683,087
Hakuhodo DY Holdings, Inc.	65,600	3,358,712
Hirose Electric Co., Ltd.	36,600	3,319,833
Hisamitsu Pharmaceutical Co., Inc.	163,500	6,540,638
Hitachi Systems & Services, Ltd.	23,200	302,497
Hokuto Corp.	135,100	3,467,134
Japan Aviation Electronics Industry, Ltd.	437,000	1,680,639
Kansai Paint Co., Ltd.	556,000	2,685,923
Kansai Urban Banking Corp.	1,838,000	2,801,928
Keihin Corp.	519,500	4,122,876
Kintetsu World Express, Inc.	73,900	1,235,203
Kobayashi Pharmaceutical Co., Ltd.	125,700	4,611,884
Komori Corp.	411,000	4,383,151
Leopalace21 Corp.	520,000	4,884,993
Musashi Seimitsu Industry Co., Ltd.	245,400	2,497,822
Musashino Bank, Ltd. (The)	85,900	2,780,513
Nifco, Inc.	261,100	2,694,303
Nihon Kohden Corp.	308,300	5,491,640
Nihon Parkerizing Co., Ltd.	200,000	1,913,473
Nippon Seisen Co., Ltd.	8,000	16,826
Nippon Shinyaku Co., Ltd.	209,000	2,456,934
Nissin Kogyo Co., Ltd.	515,400	3,917,379
NTT Urban Development Corp.	3,093	3,139,972
Okinawa Cellular Telephone Co.	248	481,309
Ono Pharmaceutical Co., Ltd.	151,300	6,668,947
Onward Kashiyama Co., Ltd.	668,000	4,956,134
RECRM RESEARCH Co., Ltd.	2,699	719,028
Ricoh Leasing Co., Ltd.	146,200	2,054,929
Sankyo Co., Ltd.	253,500	13,800,307
Santen Pharmaceutical Co., Ltd.	436,500	11,558,391
Seikagaku Corp.	79,000	809,971
Shima Seiki Manufacturing, Ltd.	276,700	5,229,193
Shimano, Inc.	129,900	4,802,114
Shin-Etsu Polymer Co., Ltd. (S)	679,100	2,775,406
Stanley Eelctric Co., Ltd.	528,400	6,346,900
Suruga Bank, Ltd. (The)	255,000	2,572,759
Taiyo Ink Manufacturing Co., Ltd.	233,000	3,846,491
Tamron Co., Ltd.	366,400	3,152,773
Tanabe Seiyaku Co., Ltd.	555,000	6,901,961
Tokai Rika Co., Ltd.	494,300	4,695,696
Tokai Tokyo Securities Co., Ltd.	661,000	1,476,332
Tokyu Land Corp.	1,156,000	3,230,357
Trend Micro, Inc.	112,500	3,279,529
Yamato Kogyo Co., Ltd.	211,500	4,726,598
		202,234,003

Luxembourg (0.8%)
Oriflame Cosmetics SA SDR	145,850	3,994,549
Regus Group PLC	3,268,956	2,931,107
		6,925,656

Malaysia (0.2%)
Tanjong PLC	390,000	1,348,537
		1,348,537

Mexico (0.3%)
Grupo Financiero Banorte SA de CV	1,519,100	2,428,972
		2,428,972

Netherlands (2.0%)
Arcadis NV (S)	411,257	3,772,601
Hunter Douglas NV (S)	143,994	3,322,465
Koninklijke Boskalis Westminster NV	150,940	4,318,172
SNS Reaal	371,660	2,294,723
Vastned Retail NV (R)	33,918	1,231,896
Wavin NV	617,370	2,140,601
		17,080,458

New Zealand (0.1%)
Fletcher Building, Ltd.	250,939	772,157
		772,157

Norway (1.4%)
Sparebank 1 SR Bank	519,655	2,084,191
Tandberg ASA	486,110	4,978,970
TGS Nopec Geophysical Co. ASA (NON)	650,900	4,255,837
Veidekke ASA	372,200	1,087,339
		12,406,337

Portugal (0.2%)

Banco BPI SA	1,119,799	2,068,834
		2,068,834

Singapore (1.6%)
Keppel Land, Ltd.	3,558,000	3,206,691
Macquarie MEAG Prime REIT (R)	5,438,000	1,760,325
MobileOne Asia, Ltd.	2,722,500	2,264,399
Neptune Orient Lines, Ltd.	3,842,000	2,656,150
Singapore Press Holdings, Ltd.	1,569,000	3,688,523
		13,576,088

South Africa (0.4%)
Aquarius Platinum, Ltd.	1,519,608	3,270,388
		3,270,388

South Korea (3.7%)
Cheil Communications, Inc.	19,805	2,666,341
Daegu Bank	433,710	2,062,344
Dong Wha Pharmaceutical Industrial Co., Ltd.	110,790	2,443,789
Halla Climate Control	548,520	3,045,612
Honam Petrochemical, Corp.	67,033	2,015,991
Hyundai Mipo Dockyard	64,976	5,780,671
LG Chemical, Ltd.	88,255	4,176,844
LG Home Shopping, Inc.	47,556	1,507,075
Lotte Confectionery Co., Ltd.	3,930	3,280,579
Pusan Bank	447,980	1,849,837
SK Corp.	54,456	3,205,046
		32,034,129

Spain (2.4%)
Acerinox SA	248,035	3,350,266
Gestevision Telecinco SA (S)	491,135	4,342,215
Indra Sistemas SA Class A	235,466	4,816,455
Obrascon Huarte Lain SA	167,840	1,938,689
Sociedad General de Aguas de Barcelona SA Class A	153,605	2,863,626
Technicas Reunidas SA	139,172	3,243,847
		20,555,098

Sweden (2.7%)
AF AB Class B	84,060	1,139,846
Hoganas AB Class B	229,800	2,219,906
JM AB	393,700	1,519,337
KappAhl Holding AB	900,100	3,135,002
Peab AB	1,759,479	3,941,267
Seco Tools AB Class B	590,900	4,360,036
SKF AB Class B	928,788	7,420,226
		23,735,620

Switzerland (6.5%)
Addax Petroleum Corp.	271,300	4,797,057
Baloise Holding AG Class R	120,493	6,758,496
Banque Cantonale Vaudoise (BCV)	29,381	8,187,314
Bucher Industries AG	58,301	4,894,012
Forbo Holding AG (NON)	13,521	2,616,343
Geberit International AG	62,867	5,816,318
George Fischer AG (NON)	26,763	5,142,415
Helvetia Patria Holding	22,344	3,860,653
Logitech International SA (NON)	297,062	3,892,756
Partners Group Holding AG	32,575	1,967,584
Schindler Holding AG	95,419	3,867,394
Sika AG	3,981	2,801,981
Tecan Group AG	52,689	1,948,499
		56,550,822

Taiwan (1.4%)
Compal Electronics, Inc.	37,836	19,687
Greatek Electronics, Inc.	5,601,951	3,198,668
Hung Poo Real Estate Development Corp.	946,652	548,993
President Chain Store Corp.	1,656,000	3,903,446
Sincere Navigation	3,841,135	2,753,057
U-Ming Marine Transport Corp.	1,594,000	1,782,252
		12,206,103

United Kingdom (12.7%)
Amlin PLC	1,713,575	9,715,230
Antofagasta PLC	1,046,654	7,021,927
Ashmore Group PLC	995,088	1,716,975
Aveva Group PLC	361,831	2,937,341
Beazley Group PLC	7,532	13,010
Berkeley Group Holdings PLC (NON)	614,632	8,006,104
BlueBay Asset Management	739,697	790,123
Brit Insurance Holdings PLC	471,839	1,483,605
Close Brothers Group PLC	691,847	5,109,265
Daily Mail and General Trust Class A	703,490	3,213,191
Dana Petroleum PLC (NON)	384,125	5,179,750
Davis Service Group PLC	1,013,918	3,634,160
Drax Group PLC	275,509	2,603,373
Great Portland Estates PLC (R)	292,192	1,138,074

Greggs PLC			73,899	3,642,171
Halfords Group PLC			962,457	3,556,301
Hargreaves Lansdown, PLC			779,196	1,884,717
Holidaybreak PLC			345,688	984,928
Investec PLC			151,155	627,609
JKX Oil & Gas PLC			1,209,265	2,796,053
John Wood Group PLC			979,394	3,248,307
Keller Group PLC			397,611	3,014,944
Man Group PLC			883,726	3,447,095
Next PLC			298,820	5,130,970
RAB Capital PLC (S)			2,289,115	382,458
Rathbone Brothers			199,021	2,274,034
Renishaw PLC			298,563	2,447,088
Schroders PLC			363,456	4,766,112
Shire PLC			776,759	10,762,678
Spectris PLC			299,705	1,971,710
Tomkins PLC			2,355,633	3,984,501
Vedanta Resources PLC			278,412	2,644,971
				110,128,775

Total common stocks (cost $1,249,462,248)				$856,425,249

WARRANTS (--%)(a)(NON)

	Expiration	Strike
	date	Price	Warrants	Value

Buru Energy, Ltd. (Australia)	10/10/10	AUD 0.94	100,901	$858

Total warrants (cost $-)				$858

SHORT-TERM INVESTMENTS (2.6%)(a)

			Principal	Value
			amount/shares

Short-term investments held as collateral for loaned
securities with a yield of 0.15% and a due date
of December 1, 2008 (d)			$7,606,617	$7,606,522
Federated Prime Obligations Fund			2,313,479	2,313,479
U.S. Treasury Bills for an effective yield of 0.88%,
May 15, 2009			1,261,000	1,255,917
U.S. Treasury Bills for effective yeilds ranging from
0.10% to 0.61%, December 4, 2008			11,537,000	11,536,842

Total short-term investments (cost $22,712,760)				$22,712,760

TOTAL INVESTMENTS

Total investments (cost $1,272,175,008) (b)				$879,138,867

FORWARD CURRENCY CONTRACTS TO BUY at 11/30/08 (aggregate face value $294,136,597) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$33,992,930	$39,624,161	1/21/09	$(5,631,231)
British Pound	45,185,477	47,712,910	12/17/08	(2,527,433)
Canadian Dollar	22,180,183	23,962,045	1/21/09	(1,781,862)
Euro	60,864,534	64,348,900	12/17/08	(3,484,366)
Japanese Yen	5,167,126	5,041,887	12/17/08	125,239
Norwegian Krone	33,019,137	41,347,831	12/17/08	(8,328,694)
Swedish Krona	23,771,456	25,904,323	12/17/08	(2,132,867)
Swiss Franc	43,620,727	46,194,540	12/17/08	(2,573,813)

Total				$(26,335,027)

FORWARD CURRENCY CONTRACTS TO SELL at 11/30/08 (aggregate face value $268,240,604) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$30,581,964	$33,377,291	1/21/09	$2,795,327
British Pound	32,481,337	32,740,214	12/17/08	258,877
Canadian Dollar	33,341,201	35,711,785	1/21/09	2,370,584
Euro	75,356,059	81,522,557	12/17/08	6,166,498
Japanese Yen	356,478	351,117	12/17/08	(5,361)
Norwegian Krone	59,649,908	63,765,343	12/17/08	4,115,435
Swedish Krona	18,681,195	20,442,795	12/17/08	1,761,600
Swiss Franc	325,929	329,502	12/17/08	3,573

Total				$17,466,533

Key to holding's currency abbreviations

AUD	Australian Dollar

NOTES

(a) Percentages indicated are based on net assets of $866,078,382.

(b) The aggregate identified cost on a tax basis is $1,272,716,239, resulting in gross unrealized appreciation and depreciation of $66,695,398 and $460,272,770, respectively, or net unrealized depreciation of $393,577,372.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at November 30, 2008 was $-- or less than 0.1% of net assets.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At November 30, 2008, the value of securities loaned amounted to $7,063,220. Certain of these securities were sold prior to period-end. The fund received cash collateral of $7,606,522 which is pooled with collateral of other Putnam funds into 1 issue of short-term investments.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs. On November 30, 2008, fair value pricing was also used for certain foreign securities in the portfolio.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at November 30, 2008.

At November 30, 2008, liquid assets totaling $8,868,280 have been designated as collateral for open forward contracts.

SDR, after the name of a foreign holding stands for Swedish Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At November 30, 2008, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $3,129 for the period ended November 30, 2008. During the period ended November 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $7,701,861 and $12,571,689, respectively. On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of November 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$71,303,256	$--

Level 2	807,835,611	(8,868,494)

Level 3	--	--

Total	$879,138,867	$(8,868,494)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of November 30, 2008:

	Investment in Securities	Other Financial Instruments*

Balance as of August 31, 2008	$1,182,577	$--

Accrued discounts/premiums	--	--

Realized Gain / Loss	531,528	--
Change in net unrealized appreciation (depreciation)	(513,712)	--

Net Purchases / Sales	(1,200,393)	--

Net Transfers in and/or out of Level 3	--	--

Balance as of November 30, 2008	$--	$--

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/ (depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: January 28, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 28, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2009

Date of reporting period: November 30, 2008

Item 1. Schedule of Investments:

Putnam New Value Fund
The fund's portfolio
11/30/08 (Unaudited)

COMMON STOCKS (89.3%)(a)
	Shares	Value

Aerospace and defense (2.0%)
Boeing Co. (The)	163,900	$6,987,057
Lockheed Martin Corp.	54,000	4,163,940
		11,150,997

Banking (1.8%)
Bank of America Corp.	528,542	8,588,808
National City Corp.	588,700	1,183,287
		9,772,095

Beverage (0.6%)
Pepsi Bottling Group, Inc. (The)	187,200	3,386,448
		3,386,448

Biotechnology (0.3%)
Amgen, Inc. (NON)	32,700	1,816,158
		1,816,158

Chemicals (0.2%)
Lubrizol Corp. (The)	33,300	1,169,496
		1,169,496

Commercial and consumer services (1.2%)
Service Corporation International	1,138,500	6,626,070
		6,626,070

Computers (1.1%)
Hewlett-Packard Co.	169,500	5,979,960
		5,979,960

Conglomerates (4.8%)
General Electric Co.	967,400	16,610,258
Honeywell International, Inc.	151,200	4,212,432
Textron, Inc.	135,438	2,062,721
Tyco International, Ltd. (Bermuda)	177,900	3,718,110
		26,603,521

Consumer finance (0.3%)
Capital One Financial Corp.	39,000	1,341,990
		1,341,990

Consumer goods (2.2%)
Clorox Co.	104,369	6,174,470
Energizer Holdings, Inc. (NON)	139,100	6,039,722
		12,214,192

Containers (0.8%)
Crown Holdings, Inc. (NON)	267,500	4,293,375
		4,293,375

Electric utilities (9.0%)
Edison International	381,800	12,752,120
FirstEnergy Corp.	187,500	10,983,750
NV Energy, Inc.	812,900	7,706,292
PG&E Corp.	483,800	18,403,752
		49,845,914

Electrical equipment (0.8%)
WESCO International, Inc. (NON)	309,500	4,577,505
		4,577,505

Electronics (4.1%)
Avnet, Inc. (NON)	308,000	4,385,920
Intel Corp.	777,600	10,730,880
Texas Instruments, Inc.	467,800	7,283,646
		22,400,446

Financial (4.2%)
Assurant, Inc.	253,700	5,523,049
Discover Financial Services	378,900	3,876,147
JPMorgan Chase & Co.	443,691	14,047,257
		23,446,453

Food (0.5%)
Tyson Foods, Inc. Class A	429,300	2,880,603
		2,880,603

Health-care services (3.5%)
AmerisourceBergen Corp.	313,600	9,831,360
UnitedHealth Group, Inc.	210,400	4,420,504
WellPoint, Inc. (NON)	146,000	5,197,600
		19,449,464

Homebuilding (0.3%)
Lennar Corp.	216,100	1,536,471
		1,536,471

Insurance (4.7%)
ACE, Ltd. (Switzerland)	136,400	7,126,900
Allstate Corp. (The)	281,700	7,166,448
Axis Capital Holdings, Ltd. (Bermuda)	86,800	2,196,908
Chubb Corp. (The)	189,092	9,711,765
Landamerica Financial Group, Inc.	166,422	16,642
		26,218,663

Investment banking/Brokerage (2.5%)
Goldman Sachs Group, Inc. (The)	93,000	7,346,070
Merrill Lynch & Co., Inc.	335,100	4,430,022
Morgan Stanley	144,100	2,125,475
		13,901,567

Machinery (0.8%)
Parker-Hannifin Corp.	110,100	4,522,908
		4,522,908

Manufacturing (0.4%)
Teleflex, Inc.	51,400	2,435,332
		2,435,332

Medical technology (1.6%)
Boston Scientific Corp. (NON)	199,600	1,231,532
Covidien, Ltd.	207,300	7,639,005
		8,870,537

Metals (2.1%)
Freeport-McMoRan Copper & Gold, Inc. Class B	92,700	2,223,873
Nucor Corp.	256,500	9,151,920
		11,375,793

Natural gas utilities (0.4%)
Energen Corp.	71,800	2,211,440
		2,211,440

Oil and gas (17.1%)
Chevron Corp.	315,400	24,919,754
Devon Energy Corp.	62,900	4,550,186
Exxon Mobil Corp.	419,800	33,646,970
Hess Corp.	121,800	6,582,072
Marathon Oil Corp.	252,400	6,607,832
Nexen, Inc. (Canada)	110,400	2,135,136
Occidental Petroleum Corp.	255,800	13,849,012
Valero Energy Corp.	131,500	2,413,025
		94,703,987

Pharmaceuticals (3.7%)
Eli Lilly & Co.	281,600	9,616,640
Merck & Co., Inc.	359,500	9,605,840
Wyeth	36,500	1,314,365
		20,536,845

Railroads (1.4%)
Norfolk Southern Corp.	154,600	7,648,062
		7,648,062

Regional Bells (4.6%)
Verizon Communications, Inc.	771,100	25,176,415
		25,176,415

Retail (6.6%)
Best Buy Co., Inc.	154,300	3,195,553
Big Lots, Inc. (NON)	419,308	7,346,276
CVS Caremark Corp.	55,100	1,594,043
Home Depot, Inc. (The)	427,900	9,888,769
Staples, Inc.	363,300	6,306,888
TJX Cos., Inc. (The)	362,500	8,272,250
		36,603,779

Schools (2.0%)
Career Education Corp. (NON)	597,041	11,033,318
		11,033,318

Telecommunications (0.3%)

Embarq Corp.	46,700	1,524,288
		1,524,288

Tobacco (1.2%)
Philip Morris International, Inc.	155,400	6,551,664
		6,551,664

Toys (0.8%)
Mattel, Inc.	331,900	4,537,073
		4,537,073

Trucks and parts (0.3%)
Autoliv, Inc. (Sweden)	77,500	1,479,475
		1,479,475

Waste Management (1.1%)
Republic Services, Inc.	259,100	6,218,400
		6,218,400

Total common stocks (cost $573,919,495)		$494,040,704

CONVERTIBLE BONDS AND NOTES (1.6%)(a)

	Principal amount	Value

Ford Motor Co. cv. sr. notes 4 1/4s, 2036	$11,600,000	$3,567,000
MGIC Investment Corp. 144A cv. jr. unsec. sub. debs.
9s, 2063	17,304,000	5,191,200

Total convertible bonds and notes (cost $23,062,507)		$8,758,200

CONVERTIBLE PREFERRED STOCKS (0.7%)(a)
	Shares	Value

Entergy Corp. $3.813 cv. pfd.	72,696	$3,598,452

Total convertible preferred stocks (cost $3,276,037)		$3,598,452

SHORT-TERM INVESTMENTS (8.3%)(a)
	Shares	Value

Federated Prime Obligations Fund	$45,738,861	$45,738,861

Total short-term investments (cost $45,738,861)		$45,738,861

TOTAL INVESTMENTS

Total investments (cost $645,996,900) (b)		$552,136,217

NOTES

(a) Percentages indicated are based on net assets of $553,409,927.

(b) The aggregate identified cost on a tax basis is $662,847,304, resulting in gross unrealized appreciation and depreciation of $51,777,766 and $162,488,853, respectively, or net unrealized depreciation of $110,711,087.

(NON) Non-income-producing security.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $12,793 for the period ended November 30, 2008. During the period ended November 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $2,433,784 and $16,459,271, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of November 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$539,779,565	$--

Level 2	12,356,652	--

Level 3	--	--

Total	$552,136,217	$--

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: January 28, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 28, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: February 28, 2009

Date of reporting period: November 30, 2008

Item 1. Schedule of Investments:

Putnam Small Cap Value Fund
The fund's portfolio
11/30/08 (Unaudited)

COMMON STOCKS (99.4%)(a)
	Shares	Value

Aerospace and defense (1.3%)
Innovative Solutions & Support, Inc.	219,609	$898,201
Teledyne Technologies, Inc. (NON)	41,500	1,685,730
		2,583,931

Airlines (2.0%)
Copa Holdings SA Class A (Panama)	63,200	1,401,144
SkyWest, Inc.	169,600	2,577,920
		3,979,064

Automotive (1.3%)
American Axle & Manufacturing Holdings, Inc.	351,400	885,528
ArvinMeritor, Inc.	185,000	730,750
Snap-On, Inc.	26,400	951,720
		2,567,998

Banking (9.5%)
BancTec, Inc. 144A (NON)	482,500	1,712,875
Citizens Republic Bancorp, Inc.	148,318	350,030
City Holding Co.	52,000	1,841,840
Colonial Bancgroup, Inc.	290,000	727,900
Columbia Banking Systems, Inc.	81,300	817,065
East West Bancorp, Inc.	111,300	1,647,240
First Horizon National Corp.	126,100	1,348,009
Hanmi Financial Corp.	222,900	523,815
PacWest Bancorp	32,200	856,520
Provident Bankshares Corp.	226,640	2,134,949
Renasant Corp.	97,712	1,890,727
South Financial Group, Inc. (The)	66,800	288,576
Sterling Bancshares, Inc.	257,900	1,727,930
Synovus Financial Corp.	121,000	1,006,720
Webster Financial Corp.	110,200	1,653,000
Whitney Holding Corp.	13,900	243,667
		18,770,863

Building materials (0.4%)
Interface, Inc. Class A	131,000	725,740
		725,740

Chemicals (2.8%)
Airgas, Inc.	47,300	1,690,975
Olin Corp.	107,700	1,764,126
Omnova Solutions, Inc. (NON)	445,200	471,912
RPM, Inc.	118,800	1,424,412
Spartech Corp.	47,500	275,500
		5,626,925

Commercial and consumer services (0.7%)
Deluxe Corp.	123,700	1,301,324
		1,301,324

Communications equipment (3.0%)
ARRIS Group, Inc. (NON)	233,851	1,681,389
Belden CDT, Inc.	35,200	613,184
F5 Networks, Inc. (NON)	55,200	1,374,480
Foundry Networks, Inc. (NON)	54,800	848,852
Netgear, Inc. (NON)	112,500	1,361,250
		5,879,155

Computers (2.0%)
Emulex Corp. (NON)	145,400	1,036,702
Ixia (NON)	201,253	1,235,693
Monotype Imaging Holdings, Inc. (NON)	212,895	1,149,633
SMART Modular Technologies WWH, Inc. (NON)	546,613	491,952
		3,913,980

Construction (0.4%)
Quanex Building Products Corp.	81,225	752,144
		752,144

Consumer finance (0.2%)
Capital Trust, Inc. Class A (R)	64,475	322,375
		322,375

Consumer goods (1.6%)
Elizabeth Arden, Inc. (NON)	97,500	1,374,750
Prestige Brands Holdings, Inc. (NON)	227,722	1,780,786
		3,155,536

Consumer services (0.7%)
Stamps.com, Inc. (NON)	144,900	1,283,814
		1,283,814

Containers (0.8%)
Grief, Inc. Class A	47,100	1,561,365
		1,561,365

Distribution (1.8%)
Spartan Stores, Inc.	146,400	3,472,608
		3,472,608

Electric utilities (4.3%)
Black Hills Corp.	70,546	1,820,792
UIL Holdings Corp.	59,700	1,778,463
UniSource Energy Corp.	80,900	2,270,863
Westar Energy, Inc.	128,000	2,589,440
		8,459,558

Electrical equipment (0.6%)
WESCO International, Inc. (NON)	74,600	1,103,334
		1,103,334

Electronics (3.9%)
Benchmark Electronics, Inc. (NON)	125,849	1,595,765
EnerSys (NON)	97,200	829,116
General Cable Corp. (NON)	61,367	1,013,169
Mellanox Technologies, Ltd. (Israel) (NON)	150,900	1,116,660
Park Electrochemical Corp.	17,290	307,416
Technitrol, Inc.	27,728	97,048
TTM Technologies, Inc. (NON)	181,500	927,465
Zoran Corp. (NON)	236,500	1,778,480
		7,665,119

Energy (oil field) (2.0%)
GulfMark Offshore, Inc. (NON)	51,100	1,446,130
Tidewater, Inc.	62,100	2,451,708
		3,897,838

Financial (1.5%)
Advanta Corp. Class B	285,700	842,815
Financial Federal Corp.	73,800	1,418,436
MGIC Investment Corp.	271,300	737,936
		2,999,187

Food (2.5%)
Ruddick Corp.	108,300	2,963,088
Weiss Markets, Inc.	64,400	2,036,328
		4,999,416

Forest products and packaging (2.0%)
Universal Forest Products, Inc.	56,279	1,183,547
Wausau Paper Corp.	265,300	2,729,937
		3,913,484

Health-care services (3.5%)
AMERIGROUP Corp. (NON)	106,600	2,618,096
AMN Healthcare Services, Inc. (NON)	178,236	1,589,865
HealthSpring, Inc. (NON)	175,880	2,566,089
Hooper Holmes, Inc. (NON)	898,100	215,544
		6,989,594

Insurance (11.5%)
American Equity Investment Life Holding Co.	298,700	1,857,914
Arch Capital Group, Ltd. (Bermuda) (NON)	22,200	1,504,938
Assured Guaranty, Ltd. (Bermuda) (S)	78,000	876,720
Endurance Specialty Holdings, Ltd. (Bermuda)	39,600	1,066,032
FBL Financial Group, Inc. Class A	36,497	414,971
Hanover Insurance Group, Inc. (The)	55,800	2,249,856
Infinity Property & Casualty Corp.	57,200	2,624,908
IPC Holdings, Ltd. (Bermuda)	35,600	996,800
Navigators Group, Inc. (NON)	47,641	2,586,906
Presidential Life Corp.	174,700	1,879,772
Safety Insurance Group, Inc.	87,100	3,055,468
Selective Insurance Group	158,598	3,641,410
		22,755,695

Investment banking/Brokerage (2.5%)
Eaton Vance Corp.	20,700	395,784
SWS Group, Inc.	158,600	2,318,732
TradeStation Group, Inc. (NON)	309,000	2,169,180
		4,883,696

Leisure (0.7%)

Arctic Cat, Inc.	225,588	1,364,807
		1,364,807

Machinery (2.4%)
Applied Industrial Technologies, Inc.	62,800	1,196,968
Chart Industries, Inc. (NON)	65,400	625,224
Imation Corp.	94,300	1,252,304
Middleby Corp. (The) (NON)	49,700	1,608,789
		4,683,285

Manufacturing (1.0%)
Knoll, Inc.	189,000	2,035,530
		2,035,530

Media (0.3%)
Journal Communications, Inc. Class A	223,900	530,643
		530,643

Medical technology (1.0%)
Cutera, Inc. (NON)	225,080	2,000,961
		2,000,961

Metal fabricators (1.9%)
Mueller Industries, Inc.	81,800	1,905,940
USEC, Inc. (NON)	469,000	1,805,650
		3,711,590

Metals (0.3%)
Haynes International, Inc. (NON)	35,300	643,519
		643,519

Natural gas utilities (2.8%)
Energen Corp.	41,500	1,278,200
Laclede Group, Inc. (The)	25,000	1,317,000
Southwest Gas Corp.	117,400	3,040,660
		5,635,860

Office equipment and supplies (0.8%)
Ennis Inc.	160,400	1,631,268
		1,631,268

Oil and gas (2.0%)
Approach Resources, Inc. (NON)	63,100	548,339
Cabot Oil & Gas Corp. Class A	30,400	911,088
St. Mary Land & Exploration Co.	70,300	1,413,733
Swift Energy Co. (NON)	49,200	1,051,404
		3,924,564

Pharmaceuticals (0.8%)
Owens & Minor, Inc.	40,500	1,681,965
		1,681,965

Real estate (5.2%)
Arbor Realty Trust, Inc (R)	134,300	366,639
DiamondRock Hospitality Co. (R)	147,010	546,877
Entertainment Properties Trust (R)	56,172	1,377,899
Getty Realty Corp. (R)	131,400	2,458,494
Hersha Hospitality Trust (R)	261,376	920,044
M/I Schottenstein Homes, Inc.	75,700	797,878
MFA Mortgage Investments, Inc. (R)	430,560	2,665,166
NorthStar Realty Finance Corp. (R)	175,275	595,935
Pennsylvania Real Estate Investment Trust (R)	110,400	496,800
		10,225,732

Restaurants (0.2%)
Ruby Tuesday, Inc. (NON)	322,900	371,335
		371,335

Retail (7.1%)
Brown Shoe Co., Inc.	157,700	889,428
Coldwater Creek, Inc. (NON)	285,300	547,776
Haverty Furniture Cos., Inc.	205,700	1,746,393
Iconix Brand Group, Inc. (NON)	210,100	1,779,547
Jos. A. Bank Clothiers, Inc. (NON)	83,900	1,640,245
Nautilus, Inc. (NON)	451,320	1,326,881
OfficeMax, Inc.	201,800	1,099,810
Pier 1 Imports, Inc. (NON)	612,154	544,817
School Specialty, Inc. (NON)	53,100	850,662
Sonic Automotive, Inc.	187,700	604,394
Stage Stores, Inc.	95,500	551,990
Steven Madden, Ltd. (NON)	92,600	1,584,386
Timberland Co. (The) Class A (NON)	77,400	785,610
		13,951,939

Semiconductor (1.1%)

Cohu, Inc.		19,607	219,598
GSI Group, Inc. (NON)		147,225	157,531
Micrel, Inc.		166,500	1,232,100
Ultra Clean Holdings, Inc. (NON)		254,502	536,999
			2,146,228

Shipping (1.1%)
Arkansas Best Corp.		82,500	2,190,375
			2,190,375

Software (0.4%)
Chordiant Software, Inc. (NON)		321,154	883,174
			883,174

Staffing (0.3%)
Gevity HR, Inc.		382,200	607,698
			607,698

Technology (0.9%)
CACI International, Inc. Class A (NON)		38,600	1,714,226
			1,714,226

Technology services (1.7%)
CSG Systems International, Inc. (NON)		109,000	1,835,560
United Online, Inc.		235,700	1,562,691
			3,398,251

Telecommunications (3.4%)
Centennial Communications Corp. (NON)		224,700	1,736,931
Earthlink, Inc. (NON)		274,293	1,826,791
Novatel Wireless, Inc. (NON)		291,700	1,117,211
NTELOS Holdings Corp.		24,500	544,145
Oplink Communications, Inc. (NON)		188,100	1,420,155
			6,645,233

Textiles (1.2%)
American Apparel, Inc. (NON)		173,200	736,100
Perry Ellis International, Inc. (NON)		119,700	648,774
Phillips-Van Heusen Corp.		55,964	976,015
			2,360,889

Total common stocks (cost $302,836,505)			$195,902,815

INVESTMENT COMPANIES (0.8%)(a)
		Shares	Value

Hercules Technology Growth Capital, Inc.		250,062	$1,612,900

Total investment companies (cost $2,964,882)			$1,612,900

PURCHASED OPTIONS OUTSTANDING (--%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Chart Industries, Inc.(Call)	Dec-08/$40.00	15,225	$--

Total purchased options outstanding (cost $64,402)			$--

SHORT-TERM INVESTMENTS (0.3%)(a)
		Principal
		amount	Value

Short-term investments held as collateral for loaned
securities with a yield of 0.24% and a due date
of December 1, 2008 (d)		$606,104	$606,100

Total short-term investments (cost $606,100)			$606,100

TOTAL INVESTMENTS

Total investments (cost $306,471,889) (b)			$198,121,815

WRITTEN OPTIONS OUTSTANDING at 11/30/08 (premiums received $67,599) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Chart Industries, Inc. (Call)	$30,450	Dec-08/$45.00	$ --

			$ --

NOTES

(a) Percentages indicated are based on net assets of $197,029,534.

(b) The aggregate identified cost on a tax basis is $309,038,154, resulting in gross unrealized appreciation and depreciation of $15,472,338 and $126,388,677, respectively, or net unrealized depreciation of $110,916,339.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At November 30, 2008, the value of securities loaned amounted to $619,324. The fund received cash collateral of $606,100 which is pooled with collateral of other Putnam funds into 1 issue of short-term investments.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at November 30, 2008.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $8,013 for the period ended November 30, 2008. During the period ended November 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $23,541,062 and $24,513,164, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of November 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$195,802,840	$--

Level 2	2,318,975	67,599

Level 3	--	--

Total	$198,121,815	$67,599

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: January 28, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 28, 2009